Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of June 30, 2025 and December 31, 2024 (in thousands):

	As of June 30,	As of December 31,
	2025	2024
Prepaid research and development expenses	$1,356	$18
Prepaid insurance	530	—
Other prepaid expenses	250	54
Total prepaid expenses and other current assets	$2,136	$72